Segments and Geographic Areas	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segments and Geographic Areas
Segments and Geographic Areas
Our drillships are part of a single, global market for contract drilling services and can be redeployed globally due to changing demands. We consider the operations of each of our drillships to be an operating segment. We evaluate the financial performance of each of our drillships and our overall fleet based on several factors, including revenues from clients and operating profit. The consolidation of our operating segments into one reportable segment is attributable to how we manage our fleet, including the nature of our services provided, type of clients we serve and the ability of our drillships to operate in a single, global market. The accounting policies of our operating segments are the same as those described in the summary of significant accounting policies. See Note 2.
As of December 31, 2015, the Pacific Bora and the Pacific Scirocco were located offshore Nigeria, the Pacific Santa Ana and the Pacific Sharav were located offshore the United States. As of December 31, 2015, the Pacific Mistral and the Pacific Meltem were anchored at Aruba, and the Pacific Khamsin was demobilizing after recently completing its drilling contract offshore Nigeria.
During the years ended December 31, 2015, 2014 and 2013, the percentage of revenues earned by geographic area, based on drilling location, is as follows:

	Years Ended December 31,
	2015	2014	2013
Nigeria	60.3%	60.2%	52.1%
Gulf of Mexico	38.1%	24.5%	26.1%
Brazil	1.6%	15.3%	21.8%